Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Current assets	$ 47,566	$ 85,371
Property and equipment, net	55,274	62,790	$ 35,818
Subscriber acquisition costs, net	790,644	548,073
Deferred financing costs, net	6,456	4,071
Intangible assets, net	558,395	703,226
Goodwill	834,416	841,522	836,318
Long-term investments and other assets	10,893	10,533
Total assets	2,303,644	2,255,586	2,303,644
Liabilities and Stockholders' Equity
Current liabilities	168,518	136,940
Notes payable and revolving line of credit, net of current portion	2,138,112	1,835,068
Capital lease obligations, net of current portion	11,171	10,655
Deferred revenue, net of current portion	44,782	32,504
Other long-term obligations	10,530	6,906
Deferred income tax liability	7,524	9,027
Total equity	(76,993)	224,486	$ 490,243	$ 679,279
Total liabilities and stockholders' (deficit) equity	2,303,644	2,255,586
Eliminations [Member]
Assets
Current assets	(53,066)	(40,686)
Investment in subsidiaries	(2,070,404)	(2,282,343)
Intercompany receivable	(22,398)	(34,000)
Long-term investments and other assets	(106)	(184)
Total assets	(2,145,974)	(2,357,213)
Liabilities and Stockholders' Equity
Current liabilities	(53,066)	(40,686)
Intercompany payable	(22,398)	(34,000)
Accumulated losses of investee	(76,993)
Deferred income tax liability	(106)	(184)
Total equity	(1,993,411)	(2,282,343)
Total liabilities and stockholders' (deficit) equity	(2,145,974)	(2,357,213)
Parent [Member]
Assets
Investment in subsidiaries		224,486
Total assets		224,486
Liabilities and Stockholders' Equity
Accumulated losses of investee	76,993
Total equity	(76,993)	224,486
Total liabilities and stockholders' (deficit) equity		224,486
APX Group, Inc. [Member]
Assets
Current assets	2,537	9,435
Deferred financing costs, net	6,456	4,071
Investment in subsidiaries	2,070,404	2,057,857
Long-term investments and other assets	106	184
Total assets	2,079,503	2,071,547
Liabilities and Stockholders' Equity
Current liabilities	18,384	11,993
Notes payable and revolving line of credit, net of current portion	2,138,112	1,835,068
Total equity	(76,993)	224,486
Total liabilities and stockholders' (deficit) equity	2,079,503	2,071,547
Guarantor Subsidiaries [Member]
Assets
Current assets	91,555	109,996
Property and equipment, net	55,012	62,271
Subscriber acquisition costs, net	728,547	500,916
Intercompany receivable	22,398	34,000
Intangible assets, net	519,301	645,558
Goodwill	809,678	811,947
Long-term investments and other assets	10,880	10,502
Total assets	2,237,371	2,175,190
Liabilities and Stockholders' Equity
Current liabilities	143,896	119,285
Capital lease obligations, net of current portion	11,169	10,646
Deferred revenue, net of current portion	40,960	29,438
Other long-term obligations	10,530	6,497
Deferred income tax liability	106	107
Total equity	2,030,710	2,009,217
Total liabilities and stockholders' (deficit) equity	2,237,371	2,175,190
Non-Guarantor Subsidiaries [Member]
Assets
Current assets	6,540	6,626
Property and equipment, net	262	519
Subscriber acquisition costs, net	62,097	47,157
Intangible assets, net	39,094	57,668
Goodwill	24,738	29,575
Long-term investments and other assets	13	31
Total assets	132,744	141,576
Liabilities and Stockholders' Equity
Current liabilities	59,304	46,348
Intercompany payable	22,398	34,000
Capital lease obligations, net of current portion	2	9
Deferred revenue, net of current portion	3,822	3,066
Other long-term obligations		409
Deferred income tax liability	7,524	9,104
Total equity	39,694	48,640
Total liabilities and stockholders' (deficit) equity	$ 132,744	$ 141,576